RIGHT-OF-USE ASSETS - Tabular disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RIGHT-OF-USE-ASSETS
Balance at beginning of year	$ 130.9
Balance at end of year	161.1	$ 130.9
Cost
RIGHT-OF-USE-ASSETS
Balance at beginning of year	341.6	320.3
Additions financed with lease obligations	77.4	33.9
Retirement and other	(25.6)	(12.6)
Balance at end of year	393.4	341.6
Accumulated depreciation and amortisation
RIGHT-OF-USE-ASSETS
Balance at beginning of year	(210.7)	(184.7)
Depreciation	40.2	38.1
Retirement and other	18.6	12.1
Balance at end of year	$ (232.3)	$ (210.7)